UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 1001 Brickell Bay Drive, Suite 3112
         Miami, FL 33131


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			05-14-07
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $4,917,879
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL A   COM              084670108  1070500 9822.0000SH       SOLE                8077.0000         1745.0000
BERKSHIRE HATHAWAY INC DEL B   COM              084670207   182564 50155.0000SH      SOLE               19997.0000        30158.0000
CALUMET SPEC PROD PTNR UT LTD  COM              131476103    20813 432253.0000SH     SOLE              388953.0000        43300.0000
CANADIAN NAT RES LTD           COM              136385101  1001967 18154868.0000SH   SOLE            15216600.0000        2938268.00
CITIGROUP                      COM              172967101      431 8388.0000SH       SOLE                2388.0000         6000.0000
COCA COLA CO                   COM              191216100      729 15181.0000SH      SOLE                  77.0000        15104.0000
DAILY JOURNAL CORP COM         COM              233912104     2734 67496.0000SH      SOLE               48646.0000        18850.0000
DUKE ENERGY CORP COM           COM              26441C105      881 43400.0000SH      SOLE                                 43400.0000
EASTMAN CHEM CO COM            COM              277432100   252805 3991868.0000SH    SOLE             3553500.0000        438368.000
ECHOSTAR COMMUNICATIONS CORP C COM              278762109   594200 13681776.0000SH   SOLE            10684224.0000        2997552.00
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857    43851 662496.0000SH     SOLE              662496.0000
GYRODYNE CO AMER INC COM       COM              403820103      655 11026.0000SH      SOLE                 770.0000        10256.0000
HOMEFED CORP                   COM              43739D307    19427 318472.0000SH     SOLE              241295.0000        77177.0000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     1557 17727.0000SH      SOLE                 133.0000        17594.0000
IDT CORP                       COM              448947101    17241 1528500.0000SH    SOLE             1528500.0000
IDT CORP CL B                  COM              448947309    74311 6547200.0000SH    SOLE             6547200.0000
LEUCADIA NATL CORP COM         COM              527288104   257884 8765612.0000SH    SOLE             6248280.0000        2517332.00
MARKEL CORP                    COM              570535104      364 751.0000 SH       SOLE                   1.0000          750.0000
MARSH & MCLENNAN COS INC COM   COM              571748102    33929 1158368.0000SH    SOLE             1042400.0000        115968.000
MERCURY GENL CORP NEW          COM              589400100     3837 72350.0000SH      SOLE                 150.0000        72200.0000
MERITOR SVGS BK PA COM         COM              590007100      196 43645.0000SH      SOLE                5000.0000        38645.0000
MOHAWK INDS INC COM            COM              608190104   277228 3378768.0000SH    SOLE             2704100.0000        674668.000
MUELLER WTR PRODS INC COM SER  COM              624758108    12733 922000.0000SH     SOLE              922000.0000
MUELLER WTR PRODS INC COM SER  COM              624758207   127533 9524500.0000SH    SOLE             8661700.0000        862800.000
PENN WEST ENERGY TR UNIT       COM              707885109   364462 12405120.0000SH   SOLE             9822900.0000        2582220.00
SAFETY INS GROUP INC COM       COM              78648T100     1176 29300.0000SH      SOLE                8700.0000        20600.0000
SEARS HLDGS CORPCOM            COM              812350106   178284 989589.0000SH     SOLE              757671.0000        231918.000
SPECTRA ENERGY CORP COM        COM              847560109    66198 2519900.0000SH    SOLE             2498200.0000        21700.0000
TAL INTERNATIONAL GROUP INC    COM              874083108    66264 2760997.0000SH    SOLE             2760997.0000
USA MOBILITY INC               COM              90341G103    47324 2374526.0000SH    SOLE             2374526.0000
USG CORP NEW COM               COM              903293405   164511 3524236.0000SH    SOLE             3047700.0000        476536.000
WELLSFORD REAL PPTYS COM       COM              950240200       82 10548.0000SH      SOLE                 275.0000        10273.0000
WESCO FINL CORP COM            COM              950817106      682 1482.0000SH       SOLE                   2.0000         1480.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    16838 29722.0000SH      SOLE               29722.0000
WINTHROP REALTY TRUST INC      COM              976391102    13688 2070847.4880SH    SOLE             2070847.4880
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